Loans Receivable - Loans on Non-accrual Status (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 33,731	$ 55,686
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	100.00%	100.00%
Non-accrual loans as % of total loans	0.28%	0.49%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 25,271	$ 27,643
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	74.90%	49.60%
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 0	$ 2,427
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	4.40%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 169	$ 920
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.50%	1.70%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 246	$ 787
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.70%	1.40%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 5,835	$ 8,971
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	17.30%	16.10%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 1,292	$ 14,394
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	3.80%	25.80%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 907	$ 523
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	2.70%	0.90%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 11	$ 21
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	0.00%